Stock-Based Compensation - Supplemental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Minimum tax withholdings	$ 36	$ 19	$ 5
Compensation Expense	32	41	38
Tax detriment recognized	(12)	(4)	(5)
Unrecognized Total Cost	27
GenOn
Stock-Based Compensation
Compensation Expense		1	6
RSUs
Stock-Based Compensation
Compensation Expense	9	12	15
Unrecognized Total Cost	$ 8
Weighted Average Recognition Period Remaining (In years)	1 year 21 days
Award vesting period	3 years
DSUs
Stock-Based Compensation
Compensation Expense	$ 2	2	2
Unrecognized Total Cost	$ 0
Weighted Average Recognition Period Remaining (In years)	0 years
MSUs
Stock-Based Compensation
Compensation Expense	$ 0	4	5
Unrecognized Total Cost	$ 0
Weighted Average Recognition Period Remaining (In years)	6 months
RPSUs
Stock-Based Compensation
Compensation Expense	$ 10	7	3
Unrecognized Total Cost	$ 9
Weighted Average Recognition Period Remaining (In years)	8 months 15 days
Award vesting period	3 years
PRSUs
Stock-Based Compensation
Compensation Expense	$ 11	$ 16	$ 13
Unrecognized Total Cost	$ 10
Weighted Average Recognition Period Remaining (In years)	1 year 18 days
Award vesting period	3 years